TAXATION, Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets and Liabilities [Abstract]
Property and equipment	$ 4,380	$ 1,291
Advances from customers	507	283
Deferred revenue	93,956	72,970
Unutilized tax losses and unused capital allowances	586,944	346,369
Others	16,922	6,681
Valuation allowance	(619,272)	(354,462)
Total deferred tax assets	83,437	73,132
Property and equipment	(1,002)	(954)
Intangible assets	(2,577)	(1,998)
Deferred channel costs	(9,448)	(7,300)
Others	(1,045)	(257)
Total deferred tax liabilities	(14,072)	(10,509)
Net deferred tax assets	69,365	62,623
Tax losses with expiry date	1,773,877	$ 1,131,293	$ 520,523
Deferred tax liability recognized on undistributed earnings	$ 0